PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment carrying amount	$ 11,039,774	$ 10,002,143
Depreciation expense	328,161	328,943	$ 209,249
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment carrying amount	$ 7,064,208	$ 7,198,592